Goodwill - Schedule of Changes in the Carrying Amount of Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Predecessor [Member]
Goodwill [Line Items]
Balance, beginning		$ 525,599	$ 511,501	$ 511,501	$ 505,401
Additions			20,788		2,581
Measurement period adjustments					(127)
Currency adjustments			(6,690)		3,646
Balance, ending			525,599		511,501
Successor [Member]
Goodwill [Line Items]
Balance, beginning
Additions	[1]	869,548
Measurement period adjustments		(3,949)
Currency adjustments		(19,660)
Balance, ending		845,939		845,939
US [Member] | Predecessor [Member]
Goodwill [Line Items]
Balance, beginning		365,804	359,764	359,764	357,183
Additions			6,016		2,581
Measurement period adjustments
Currency adjustments			24
Balance, ending			365,804		359,764
US [Member] | Successor [Member]
Goodwill [Line Items]
Balance, beginning
Additions	[1]	352,666
Measurement period adjustments		(314)
Currency adjustments		(64)
Balance, ending		352,288		352,288
Canada [Member] | Predecessor [Member]
Goodwill [Line Items]
Balance, beginning		159,795	151,737	151,737	148,218
Additions			14,772
Measurement period adjustments					(127)
Currency adjustments			(6,714)		3,646
Balance, ending			159,795		$ 151,737
Canada [Member] | Successor [Member]
Goodwill [Line Items]
Balance, beginning
Additions	[1]	516,882
Measurement period adjustments		(3,635)
Currency adjustments		(19,596)
Balance, ending		$ 493,651		$ 493,651

[1]	Amounts represent the goodwill attributable to the Acuren Acquisition